Investment Instruments - Detail of Investment Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,914,198	$ 3,970,899
Financial instruments at amortized cost	173,227	111,542
Debt And Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,914,198	3,970,899
Financial instruments at amortized cost	173,227	111,542
Total	4,087,425	4,082,441
Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	10,424	10,795
Total	10,424	10,795
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,903,774	3,960,104
Financial instruments at amortized cost	173,227	111,542
Total	4,077,001	4,071,646
IFRS9 [member] | Debt Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,903,774	3,960,104
Financial instruments at amortized cost	173,227	111,542
Total	$ 4,077,001	$ 4,071,646